UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.4%	Rate (%)		Date	Amount ($)	Value ($)

Adams County Industrial
Development Authority, IDR
(Say Plastics, Inc. Project)
(LOC; Wachovia Bank)		2.05	9/7/08	1,360,000 a	1,360,000
Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)		1.85	9/7/08	1,500,000 a	1,500,000
Allegheny County Hospital
Development Authority, Revenue
(Puttters Program) (University
of Pittsburgh Medical Center)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)		1.87	9/7/08	3,925,000 a,b	3,925,000
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)		5.00	6/15/09	500,000	511,005
Allegheny County Hospital
Development Authority, Revenue
(UPMC Senior Communities,
Inc.) (Liquidity Facility;
FNMA and LOC; FNMA)		1.90	9/7/08	1,100,000 a	1,100,000
Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)		2.00	9/7/08	935,000 a	935,000
BB&T Municipal Trust
(Pennsylvania, GO) (Liquidity
Facility; Branch Banking and
Trust Co.)		1.84	9/7/08	5,090,000 a,b	5,090,000
Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank NA)		1.92	9/7/08	515,000 a	515,000
Berks County Industrial
Development Authority, Revenue
(Beacon Container Corporation
Project) (LOC; Wachovia Bank)		2.05	9/7/08	500,000 a	500,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation

Project) (LOC; Wachovia Bank)	1.95	9/7/08	2,480,000 a	2,480,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	1.87	9/7/08	600,000 a	600,000
Berks County Municipal Authority,
Revenue (Phoebe-Devitt Homes
Obligated Group Project) (LOC;
Banco Santander)	1.80	9/7/08	10,325,000 a	10,325,000
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	1.87	9/7/08	5,000,000 a	5,000,000
Blair County Industrial
Development Authority, Revenue
(NPC, Inc. Project) (LOC; PNC
Bank NA)	1.97	9/7/08	4,525,000 a	4,525,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	1.97	9/7/08	2,385,000 a	2,385,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	2.04	9/7/08	2,455,000 a	2,455,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	2.10	9/7/08	1,630,000 a	1,630,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	1.95	9/7/08	155,000 a	155,000
Bucks County Industrial
Development Authority, Revenue
(L&L Properties, L.P. Project)
(LOC; Wilmington Trust Company)	2.15	9/7/08	2,555,000 a	2,555,000
Bucks County Industrial
Development Authority, Revenue
(LTL Color Compounders, Inc.
Project) (LOC; Wilmington
Trust Company)	2.15	9/7/08	1,085,000 a	1,085,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	1.92	9/7/08	700,000 a	700,000
Canon-McMillan School District,
GO Notes, Refunding (Insured;
FSA)	2.00	12/1/08	760,000	760,462
Central Bucks School District,
GO Notes, Refunding	3.50	5/15/09	2,895,000	2,931,682

Chester County,
Revenue (LOC; PNC Bank NA)	1.89	9/7/08	1,900,000 a	1,900,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	1.90	9/7/08	3,330,000 a	3,330,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	2.77	9/7/08	2,000,000 a	2,000,000
Cumberland County,
GO Notes	2.00	5/1/09	330,000	330,212
Cumberland County Industrial
Development Authority, Revenue
(Lawrence Schiff Silk Mills,
Inc. Project) (LOC; Wachovia
Bank)	2.05	9/7/08	590,000 a	590,000
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	1.88	9/7/08	3,940,000 a	3,940,000
Delaware County Industrial
Development Authority, Revenue
(Academy of Notre Dame de
Namur) (LOC; Citizens Bank of
Pennsylvania)	1.88	9/7/08	2,410,000 a	2,410,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	2.05	9/7/08	4,000,000 a	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Inc. Project) (LOC;
Commerce Bank)	1.84	9/7/08	1,900,000 a	1,900,000
Derry Township School District,
GO Notes	3.00	9/1/08	2,005,000	2,005,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	1.89	9/7/08	2,095,000 a	2,095,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	2.00	9/7/08	5,450,000 a	5,450,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	1.94	9/7/08	4,000,000 a	4,000,000
East Penn School District,
GO Notes (Insured; Assured
Guaranty)	3.25	9/15/08	580,000	580,299
Elizabethtown Industrial

Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	1.94	9/7/08	8,600,000 a	8,600,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.25	9/7/08	5,000,000 a	5,000,000
Erie County,
GO Notes	4.00	9/1/09	1,780,000 c	1,818,163
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T
Bank)	1.91	9/7/08	1,700,000 a	1,700,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	2.05	9/7/08	1,000,000 a	1,000,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	2.04	9/7/08	1,300,000 a	1,300,000
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	2.05	9/7/08	920,000 a	920,000
Hatfield Township Industrial
Development Authority, Revenue
(H & N Packaging, Inc.
Project) (LOC; Eurohypo AG)	1.97	9/7/08	1,715,000 a	1,715,000
Hempfield School District,
GO Notes	3.00	10/15/08	2,000,000	2,001,177
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.89	9/7/08	2,000,000 a	2,000,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing
Inc. Project) (LOC;
M&T Bank)	1.94	9/7/08	3,280,000 a	3,280,000
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	1.94	9/7/08	5,000,000 a	5,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	1.84	9/7/08	565,000 a	565,000
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	1,000,000	1,004,947
Lancaster Industrial Development

Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	2.00	9/7/08	2,770,000 a	2,770,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	2.00	9/7/08	2,055,000 a	2,055,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	2.04	9/7/08	280,000 a	280,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	1.94	9/7/08	2,365,000 a	2,365,000
Lancaster Industrial Development
Authority, Revenue (RIS Paper
Company Project) (LOC; PNC
Bank NA)	1.97	9/7/08	400,000 a	400,000
Lancaster Industrial Development
Authority, Revenue (Snavely's
Mill, Inc. Project) (LOC;
Fulton Bank)	2.04	9/7/08	1,935,000 a	1,935,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	1.95	9/7/08	2,500,000 a	2,500,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (Insured;
Assured Guaranty and Liquidity
Facility; Wachovia Bank)	2.55	9/1/08	1,255,000 a	1,255,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	2.05	9/7/08	1,290,000 a	1,290,000
Manheim Township School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.10	9/7/08	1,400,000 a	1,400,000
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities Inc. Obligated
Group) (LOC; Bank of America)	2.75	9/1/08	4,000,000 a	4,000,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	1.90	9/7/08	1,600,000 a	1,600,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates

Project) (LOC; Wachovia Bank)	2.05	9/7/08	545,000 a	545,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC; JP
Morgan Chase Bank)	1.90	9/7/08	3,225,000 a	3,225,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	1.75	9/7/08	12,435,000 a	12,435,000
Montgomery County Industrial
Development Authority, Revenue
(RAF Pennsburg L.P. Project)
(LOC; Wachovia Bank)	2.00	9/7/08	4,925,000 a	4,925,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	2.05	9/7/08	2,375,000 a	2,375,000
Montgomery County Industrial
Development Authority, RRR,
Refunding (Montenay Montgomery
County Project) (Insured;
MBIA, Inc.)	5.00	11/1/08	4,000,000	4,011,911
North Coventry Township,
GO Notes (Insured; FSA)	3.50	11/15/08	400,000	400,399
North Wales Water Authority,
Rural Water Projects Revenue
Notes	2.05	10/1/08	5,000,000	5,000,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	2.00	9/7/08	840,000 a	840,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	2.11	9/7/08	2,450,000 a	2,450,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	2.20	9/7/08	390,000 a	390,000
Northampton County Industrial
Development Authority, Revenue
(Moravian College Housing
Project) (LOC; Fulton Bank)	1.94	9/7/08	5,000,000 a	5,000,000
Northampton County Industrial
Development Authority, Revenue
(Reale Associated Project)
(LOC; Wachovia Bank)	2.05	9/7/08	990,000 a	990,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	2.05	9/7/08	2,330,000 a	2,330,000

Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	2.05	9/7/08	605,000 a	605,000
Pennsylvania,
GO Notes	5.25	10/1/08	585,000	585,793
Pennsylvania,
GO Notes	5.00	10/15/08	800,000	801,885
Pennsylvania,
GO Notes	5.75	1/15/09	300,000	304,068
Pennsylvania,
GO Notes	5.00	2/1/09	350,000	354,458
Pennsylvania,
GO Notes	5.50	6/1/09	500,000	513,268
Pennsylvania,
GO Notes	5.00	7/1/09	1,000,000	1,025,617
Pennsylvania,
GO Notes, Refunding	4.75	9/1/08	2,325,000	2,325,000
Pennsylvania,
GO Notes, Refunding	5.25	2/1/09	580,000	587,762
Pennsylvania,
GO Notes, Refunding	5.00	8/1/09	4,475,000	4,606,008
Pennsylvania,
GO Notes, Refunding (Insured;
FGIC)	5.00	10/1/08	1,000,000	1,001,601
Pennsylvania Economic Development
Financing Authority, EDR (CTP
Carrera, Inc. Project) (LOC;
PNC Bank NA)	1.92	9/7/08	900,000 a	900,000
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank NA)	1.92	9/7/08	1,200,000 a	1,200,000
Pennsylvania Economic Development
Financing Authority, EDR
(Pittsburgh Flexicore Company,
Inc. Project) (LOC; PNC Bank
NA)	1.92	9/7/08	1,050,000 a	1,050,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	1.97	9/7/08	700,000 a	700,000
Pennsylvania Economic Development
Financing Authority, EDR (PMF
Industries, Inc. Project)
(LOC; PNC Bank NA)	1.92	9/7/08	800,000 a	800,000
Pennsylvania Economic Development
Financing Authority, EDR
(Ralph S. Alberts Company,
Inc. Project) (LOC; PNC Bank
NA)	1.92	9/7/08	1,250,000 a	1,250,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership

Project) (LOC; PNC Bank NA)	1.92	9/7/08	1,210,000 a	1,210,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Conestoga Wood Specialties
Corporation Project) (LOC;
Wachovia Bank)	2.05	9/7/08	800,000 a	800,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	2.05	9/7/08	830,000 a	830,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania) (LOC; Citizens
Bank of Pennsylvania)	1.80	9/7/08	9,000,000 a	9,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Holy Family University
Project) (LOC; TD Banknorth NA)	1.86	9/7/08	2,000,000 a	2,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/09	2,880,000	2,953,695
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	1.70	3/17/09	6,030,000	6,030,000
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (State System of
Higher Education)	3.25	6/15/09	1,595,000	1,607,280
Pennsylvania Housing Finance
Agency, SFMR	3.75	10/1/08	360,000	360,143
Pennsylvania Housing Finance
Agency, SFMR	2.15	3/27/09	3,260,000	3,260,000
Pennsylvania Housing Finance
Agency, SFMR	2.35	3/27/09	2,700,000	2,700,000
Pennsylvania State University,
GO (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.84	9/7/08	4,330,000 a,b	4,330,000
Pennsylvania State University,
Revenue, Refunding	4.00	3/1/09	250,000	252,199
Philadelphia,
Multi-Modal GO, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.07	9/7/08	3,000,000 a	3,000,000
Philadelphia,
Water and Wastewater Revenue
(Merlots Program) (Insured;

FSA and Liquidity Facility;
Wachovia Bank)	2.22	9/7/08	6,200,000 a,b	6,200,000
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wachovia Bank)	2.05	9/7/08	505,000 a	505,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	1.87	9/7/08	900,000 a	900,000
Philadelphia Authority for
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	2.05	9/7/08	130,000 a	130,000
Philadelphia Authority for
Industrial Development,
Revenue (The Franklin
Institute Project) (LOC; Bank
of America)	1.90	9/7/08	1,250,000 a	1,250,000
Philadelphia School District,
GO Notes, Refunding (Insured;
MBIA, Inc.)	5.00	10/1/08	1,000,000	1,001,197
Pittsburgh School District,
GO Notes, Refunding (Insured;
FSA)	5.00	3/1/09	1,400,000	1,420,590
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; Allied Irish Banks)	1.84	9/7/08	7,000,000 a	7,000,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR (Hunt Club
Apartments)) (Liquidity
Facility; FHLMC and LOC; FHLMC)	2.08	9/7/08	2,495,000 a,b	2,495,000
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	290,000	290,171
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	250,000	250,148
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	2.04	9/7/08	5,670,000 a	5,670,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	2.18	9/7/08	4,880,000 a	4,880,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue (University

Capital Project) (Liquidity
Facility; DEPFA Bank PLC)	1.82	9/7/08	7,950,000 a,c	7,950,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.82	9/7/08	2,030,000 a	2,030,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.82	9/7/08	2,420,000 a	2,420,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.82	9/7/08	1,600,000 a	1,600,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, Revenue, Refunding
(University Capital Project)
(Liquidity Facility; DEPFA
Bank PLC)	1.82	9/7/08	4,675,000 a	4,675,000
Upper Saint Clair Township,
GO Notes (Insured; FSA and
Liquidity Facility; PNC Bank
NA)	2.07	9/7/08	6,460,000 a	6,460,000
Warren County School District,
GO Notes (Insured; FSA)	3.00	9/1/09	350,000 c	353,157
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	1.94	9/7/08	3,350,000 a	3,350,000

Total Investments (cost $307,999,297)			103.4%	307,999,297
Liabilities, Less Cash and Receivables			(3.4%)	(10,169,146)
Net Assets			100.0%	297,830,151

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $22,040,000 or 7.4% of net assets.
c	Purchased on a delayed delivery basis.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	307,999,297

Level 3 - Significant Unobservable Inputs	0

Total	307,999,297

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)